Inventory	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
INVENTORY

NOTE 3 - INVENTORY:

a.	Inventories at June 30, 2023 and December 31, 2022 consisted of the following:

	June 30,	December 31,
	2023	2022
	(Unaudited)	(Audited)
Work in progress	$682	$881
Finished goods’	870	549
Total inventory	$1,552	$1,430

b.	During the six and three months period ended June 30, 2023, the Company recorded approximately $261 and $215 for write-down of inventory under cost of revenues, respectively.

During the six and three months period ended June 30, 2022, the Company recorded approximately $23 and $6 for write-down of inventory under cost of revenues, respectively.